CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Plant Revenues:
Energy sales	$ 8,301,111	$ 5,424,696
Energy credit sales	298,748	469,417
Total plant operating revenues	8,599,859	5,894,113
Plant Expenses:
Plant production expenses	4,421,719	4,324,524
Well repairs and maintenance	0	3,066,301
Depreciation and amortization	2,889,089	2,888,821
Total plant operating expenses	7,310,808	10,279,646
Net Income (Loss) from Plant Operations	1,289,051	(4,385,533)
Expenses (Income):
Corporate administration	648,076	899,555
Professional and management fees	654,438	1,889,142
Salaries and wages	897,001	1,237,461
Stock based compensation	636,001	1,454,376
Travel and promotion	131,751	203,444
Leases and well testing	133,744	559,066
Interest expense	160,830	0
Other (income) expenses	(57,123)	423,012
Total expenses (income)	3,204,718	6,666,056
Net Loss Before Accumulated Change	(1,915,667)	(11,051,589)
Accumulated effect on prior period application of capitalization policy	0	262,305
Net Loss	(1,915,667)	(10,789,284)
Net loss attributable to the non-controlling interests	600,823	4,567,155
Net Loss Attributable to U.S. Geothermal Inc.	(1,314,844)	(6,222,129)
Other Comprehensive Loss:
Unrealized loss on investment in equity securities	(26,946)	(85,988)
Comprehensive Loss Attributable to U.S. Geothermal Inc.	$ (1,341,790)	$ (6,308,117)
Basic And Diluted Net Loss Per Share Attributable to U.S. Geothermal Inc.	$ (0.01)	$ (0.07)
Weighted Average Number of Shares Outstanding for Basic and Diluted Calculations	88,783,972	84,920,687